Mar. 25, 2020
CHAMPLAIN MID CAP FUND

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund (the “Small Company Fund”)
Champlain Mid Cap Fund (the “Mid Cap Fund”)
Champlain Emerging Markets Fund (the “Emerging Markets Fund” and, together with the Small Company Fund and Mid Cap Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated November 28, 2019 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated November 28, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2.  In the “Performance Information” section of the Mid Cap Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

	1 Year	5 Years	10 Years	Since Inception
Fund Returns Before Taxes
Advisor Shares[1]	3.53%	9.75%	14.41%	10.81%
Institutional Shares[2]	3.76%	10.01%	14.64%	11.02%
Fund Returns After Taxes on Distributions
Advisor Shares	1.67%	7.73%	12.72%	9.24%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Advisor Shares	2.89%	7.14%	11.57%	8.43%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)[3]	-9.06%	6.26%	14.03%	8.48%

1 Advisor Shares of the Fund were offered beginning June 30, 2008.

2 Institutional Shares of the Fund were offered beginning January 3, 2011.

3 Index comparison begins June 30, 2008.

Please retain this supplement for future reference.

CSC-SK-016-0100